Net Income per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income per Common Share

11. Net Income per Common Share:

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income for the years ended December 31, 2023, 2024 and 2025 are analyzed as follows:

	Years ended December 31,
	2023	2024	2025
Net income attributable to Pyxis Tankers Inc.	$37,037	$12,868	$1,994
Less: Dividend on PXSAP	(810)	(562)	—
Less: Deemed dividend on redeemed PXSAP	—	(2,682)	—
Net income attributable to common shareholders, basic	$36,227	$9,624	$1,994

Dividend on PXSAP	810	—	—
Net income attributable to common shareholders, diluted	$37,037	$9,624	$1,994

Effect of dilutive securities:
Preferred shares	1,884,718	—	—

Weighted average number of common shares, basic	10,701,059	10,524,511	10,422,154
Weighted average number of common shares, diluted	12,585,777	10,524,511	10,422,154

Net income per common share, basic	$3.38	$0.91	$0.19
Net income per common share, diluted	$2.94	$0.91	$0.19
PXSAP: Series A Convertible Preferred Stock

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

11. Net Income per Common Share: – Continued:

For 2023 and 2024, the outstanding warrants that could potentially dilute basic net income per common share were not included in the computation of diluted net income per common share, because they were out of the money. The number of common shares issuable upon exercise of such warrants excluded from diluted net income per common share was 1,701,665 for 2023 and 1,701,594 for 2024, respectively. For 2023, the assumed conversion of the Series A preferred stock was dilutive and, accordingly, the related preferred dividend was added back in calculating diluted net income attributable to common shareholders and the corresponding common shares issuable upon conversion were included in the calculation of diluted weighted average common shares outstanding. For 2024, incremental common shares resulting from non-vested restricted share awards and common shares issuable upon assumed conversion of the Series A preferred stock were excluded from the computation of diluted net income per common share because their inclusion would have been anti-dilutive. The Company had no potentially dilutive securities outstanding as of and during 2025.